Goodwill And Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets, Net [Abstract]
Goodwill And Intangible Assets, Net

Note 6 - Goodwill and Intangible Assets, Net

A.           Goodwill

	December 31
	2011	2012
Balance as of January 1	$-	$485

Changes during the year – Goodwill resulting from acquisition of business operations combination	485	-

Balance as of December 31	$485	$485

B.           Intangible assets, net

	December 31
	2011	2012
Cost
Technology	$1,682	$1,938
Brand	607	607
Know-how	452	452
Customer contracts and relationships	6,243	6,243
Total cost	8,984	9,240

Accumulated amortization and impairments
Technology	1,566	1,710
Brand	584	586
Know-how	452	452
Customer contracts and relationships	5,773	5,836
Total Accumulated amortization	8,375	8,584
	$609	$656

i.	Amortization expense amounted to $575, $507 and $211 for the years ended December 31, 2010, 2011 and 2012, respectively.

Amortization expenses of intangible assets were recorded in the statement of operations in the years incurred.

ii             Estimated amortization expense for the years ending:

December 31
2013	$97
2014	97
2015	97
2016	97
2017 and thereafter	268
$656